Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total depreciation and amortization expense	$ 5.7	$ 5.8	$ 5.2
Restricted cash balance	$ 3.3	$ 3.3